Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading liabilities (Details) $ in Millions, in Millions	Dec. 31, 2019 MXV ( )	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXV ( )	Dec. 31, 2018 MXN ($)
Financial liabilities
Nominal amount of trading derivative liabilities		$ 4,133,205		$ 3,721,976
Fair value of trading derivative liabilities		144,481		153,727
OTC transactions
Financial liabilities
Fair value of trading derivative liabilities |	144,481		153,727
Currency risk | Futures
Financial liabilities
Nominal amount of trading derivative liabilities		14,202		5,735
Currency risk | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities		199,493		237,127
Fair value of trading derivative liabilities		6,551		5,988
Currency risk | Forwards: Spot
Financial liabilities
Nominal amount of trading derivative liabilities		36,973		41,423
Fair value of trading derivative liabilities		73		110
Currency risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities		57,808		87,616
Fair value of trading derivative liabilities		1,606		1,504
Currency risk | Currency swaps
Financial liabilities
Nominal amount of trading derivative liabilities		385,855		395,656
Fair value of trading derivative liabilities		59,393		73,384
Interest rate risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities		140,813		142,477
Fair value of trading derivative liabilities		474		971
Interest rate risk | Interest rate swaps
Financial liabilities
Nominal amount of trading derivative liabilities		3,296,209		2,795,454
Fair value of trading derivative liabilities		76,165		70,607
Market Index | Futures
Financial liabilities
Nominal amount of trading derivative liabilities		79		462
Market Index | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities		651		11,768
Fair value of trading derivative liabilities		6		839
Market Index | Options
Financial liabilities
Nominal amount of trading derivative liabilities		1,122		4,141
Fair value of trading derivative liabilities		201		303
Equity price risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities				117
Fair value of trading derivative liabilities				5
Equity price risk | Equity swaps
Financial liabilities
Fair value of trading derivative liabilities		$ 12		$ 16